Short-term borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020
Short-term borrowings
Short-term bank loan	¥ 5,041	$ 731	¥ 936,207
Short-term borrowings	¥ 0		¥ 680,000
Average interest rate for short-term borrowings	5.57%	5.57%	3.10%	4.80%
Bank deposit or short-term investment pledged to secure short-term borrowing	¥ 0		¥ 590,000